CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Cash Flows
Net income	$ 16,130,370	$ 13,235,416
Adjustments to reconcile net income to net cash (used in) provided by operations:
Amortization	1,161,901	0
Bad debt expenses	(6,603,000)	2,065,683
Depreciation	11,467	10,409
Cancellation of bonus payable	0	(1,834,144)
Changes in operating liabilities and assets:
Trade accounts receivable	(863,925)	691,967
Advances	(15,763,004)	(969,043)
Inventories	(350,384)	(394,398)
Other receivables	11,138,440	3,950,681
Trade accounts payable	(628)	397,232
Other payables	992,514	0
Customer deposit	(1,690,319)	(1,995,548)
Accrued expenses	(2,809,857)	2,717,704
Net cash provided by operating activities	1,353,575	17,875,958
Cash flows from investing activities:
Property, plant, and equipment additions	(490,838)	(38,208)
Construction in Progress	(5,617,368)	0
Restricted cash	77,500	(73,950)
Reduction of intangible assets	1,590,004	0
Acquisition of intangible assets	(947,918)	(20,883,480)
Cash received in reverse acquisition	0	136,643
Net cash used in investing activities	(5,388,620)	(20,858,995)
Cash flows from financing activities
Share issued for cash	0	4,154,069
Related party receivable	65,255	(62,266)
Related party payable	2,836,917	0
Net cash provided by financing activities	2,902,172	4,091,803
Effect of rate changes on cash	78,610	52,599
Increase in cash and cash equivalents	(1,054,263)	1,161,365
Cash and cash equivalents, beginning of period	1,226,101	64,736
Cash and cash equivalents, end of period	171,838	1,226,101
Supplemental disclosures of cash flow information:
Interest paid in cash	0	2,908
Income taxes paid in cash	1,255	4,073
Non-cash investing activities:
Cancellation of dividend payable from liability to additional paid in capital	$ 0	$ 10,915,576